Income Taxes (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, estimated tax rate			(11.10%)
Effective income tax rate			5.20%	35.90%	(11.80%)	(0.60%)	14.70%
Effective income tax rate reconciliation, tax contingency, amount		$ 335
Deferred tax assets, valuation allowance expense		155
Valuation allowance	$ 4,550				$ 4,550	$ 3,162
Unrecognized tax benefits	$ 1,131				$ 1,131	$ 915	$ 858	$ 966
Unrecognized tax benefits, decrease resulting from settlements with taxing authorities		$ 625
Minimum
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Deferred tax liability, valuation allowance measurement duration	5 years
Deferred tax asset, valuation allowance measurement duration	15 years
Maximum
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Deferred tax liability, valuation allowance measurement duration	10 years
Deferred tax asset, valuation allowance measurement duration	20 years